CONVERTIBLE NOTE PAYABLE AND DERIVATIVE LIABILITY (Details) - Schedule of Derivative Liabilities at Fair Value	Sep. 30, 2018 USD ($)
CONVERTIBLE NOTE PAYABLE AND DERIVATIVE LIABILITY (Details) - Schedule of Derivative Liabilities at Fair Value [Line Items]
Derivative liability	$ 155,126
Total liability	155,126
Fair Value, Inputs, Level 2 [Member]
CONVERTIBLE NOTE PAYABLE AND DERIVATIVE LIABILITY (Details) - Schedule of Derivative Liabilities at Fair Value [Line Items]
Derivative liability	155,126
Total liability	$ 155,126